Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Long Term Debt [Abstract]
Disclosure of detailed information about repayments of principal debt maturities [Table Text Block]
2022	7,722,206
2023	4,564,814
2024	3,347,998
2025	2,892,873
Thereafter	6,709,518
$25,237,409

Disclosure of detailed information about loan balances [Table Text Block]
December 31, 2021	Current	Long-term	Total
Drawn balance	$7,722,206	$17,515,203	$25,237,409
Borrowing costs	(662,372)	(1,375,896)	(2,038,268)
Total	$7,059,834	$16,139,307	$23,199,141

December 31, 2020	Current	Long-term	Total
Drawn balance	$18,090,987	$25,237,409	$43,328,396
Borrowing costs	(1,042,478)	(2,023,448)	(3,065,926)
Total	$17,048,509	$23,213,961	$40,262,470